Common Shares	12 Months Ended
Jun. 30, 2013
Common Shares

10. Common Shares

The authorized share capital of the Company consists of an unlimited number of no par value common and preferred shares. At June 30, 2013 there are no preferred shares issued and outstanding.

Pursuant to its Dividend Reinvestment Plan (the “Plan”), the Company issued 1,501,679 and 1,313,455 common shares during the fiscal years ended June 30, 2013 and 2012, respectively. The share issued pursuant to the plan represent dividend payments of $9.5 million and $8.1 million, for the fiscal years ended June 30, 2013 and 2012, respectively, which have been recorded as a non-cash financing activity in each year. The Plan was established to enable eligible shareholders of the Company to reinvest dividends paid on their common shares to acquire additional common shares of the Company. The common shares issued under the Plan are issued at a price based on the volume weighted average of the closing price of the common shares for the five trading days immediately preceding the relevant dividend date, less a 3% discount.

During the 2013 and 2012 fiscal years, Company issued 4,347,368 and 656,297 common shares, respectively, having an approximate value of $22.4 million and $3.3 million, respectively, in connection with conversions of the Company’s 7.5% Convertible Debentures, which have been recorded as a non-cash financing activity in each year (see Note 8).

On October 19, 2012, the Company received approval from the Toronto Stock Exchange (the “Exchange”) to renew its normal course issuer bid (the “NCIB”) for a portion of its common shares as appropriate opportunities arise. The Company was permitted to commence purchasing common shares under the renewed normal course issuer bid on or about October 24, 2012. Pursuant to the NCIB, the Company is permitted to purchase up to Cdn $5.0 million of the Company’s common shares in the twelve month period commencing October 24, 2012 and ending on October 23, 2013. During the 2013 and 2012 fiscal years, the Company purchased and cancelled 401,076 and 96,300 common shares, respectively, having a value of $2.5 million and $0.6 million, respectively, pursuant to the NCIB.

On March 19, 2012, the Company issued 10,950,000 common shares pursuant to a bought deal for total gross cash proceeds of $75.7 million (Cdn $75.0 million) (the “2012 Bought Deal”). The net proceeds of $71.1 million (Cdn $70.5 million), after commissions and fees, were used entirely to pay down debt on the Company’s senior credit facility (see Note 8).

On March 23, 2012, the Company issued 1,300,000 common shares in connection with the overallotment option under the 2012 Bought Deal, for total gross proceeds of $8.9 million (Cdn $8.9 million). The net proceeds of $8.5 million (Cdn $8.5 million), after commissions and fees, were used entirely to pay down debt on the Company’s senior credit facility (see Note 8).

Common shares issued and outstanding are 81,358,291 and 75,910,320 million at June 30, 2013 and 2012, respectively.